Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Annual Payments Under the Sponsorship Agreement

The following table presents the future minimum annual payments under the sponsorship agreement as of June 30, 2021:

Year Ended December 31,	Minimum Annual Payments
2021 (remaining six months)	$415,072
2022	830,144
2023	830,144
2024	834,444
2025	834,444
Thereafter	3,337,776
Total	$7,082,024

The following table presents the future minimum annual payments under the sponsorship agreement as of December 31, 2020:

Minimum Annual
Year	Payments
2021	$794,000
2022	794,000
2023	794,000
2024	794,000
2025	794,000
Thereafter	2,382,000
Total	$6,352,000